Nota 54 Deferred annual variable remuneration from previous financial years (Details) - EUR (€) € in Thousands	Dec. 31, 2023 [1]	Dec. 31, 2022 [2]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 1,263	€ 1,635
Deferred annual variable remuneration BBVA directors in shares	323,793	423,729
Board of Directors Chairman [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 760	€ 1,011
Deferred annual variable remuneration BBVA directors in shares	195,590	257,605
Board of Directors Chairman [Member] | 2022 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 229	€ 0
Deferred annual variable remuneration BBVA directors in shares	56,941	0
Board of Directors Chairman [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 222	€ 215
Deferred annual variable remuneration BBVA directors in shares	57,325	57,325
Board of Directors Chairman [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Board of Directors Chairman [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 176	€ 513
Deferred annual variable remuneration BBVA directors in shares	45,529	136,587
Board of Directors Chairman [Member] | 2018 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 132	€ 128
Deferred annual variable remuneration BBVA directors in shares	35,795	35,795
Board of Directors Chairman [Member] | 2017 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 154
Deferred annual variable remuneration BBVA directors in shares	0	27,898
Chief Executive Officer [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 503	€ 624
Deferred annual variable remuneration BBVA directors in shares	128,203	166,124
Chief Executive Officer [Member] | 2022 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 176	€ 0
Deferred annual variable remuneration BBVA directors in shares	43,793	0
Chief Executive Officer [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 169	€ 164
Deferred annual variable remuneration BBVA directors in shares	43,552	43,552
Chief Executive Officer [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Chief Executive Officer [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 158	€ 460
Deferred annual variable remuneration BBVA directors in shares	40,858	122,572
Chief Executive Officer [Member] | 2018 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Chief Executive Officer [Member] | 2017 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0

[1]
(1) Deferred remuneration to be paid after 2023 year-end. Payment thereof to the Chair and/or the Chief Executive Officer will be made in 2024 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: first payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 80% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: second payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 60% of the 2021 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025, 2026, and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the accrual of the whole of their AVR for 2020 financial year.
•2019 Deferred AVR: second payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 20% of the 2019 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025.
•2018 Deferred AVR: third and final payment (20% of the Deferred Portion) becomes payable to the Chair, including the update of its cash portion. With such payment, the payment to the Chair of the 2018 Deferred AVR will be completed. This remuneration is associated with his former position as Chief Executive Officer.

[2]
(2) Deferred remuneration to be paid after 2022 year-end. Payment thereof to the Chair and Chief Executive Officer was made in 2023 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2021 Deferred AVR: in 2023, the first payment (20% of the Deferred Portion) to the executive directors was made, including the update of its cash portion.
•2019 Deferred AVR: in 2023, the first payment (60% of the Deferred Portion) to the executive directors was made, including the update of its cash portion.
•2018 Deferred AVR: in 2023, the second payment (20% of the Deferred Portion) to the Chair was made, including the update of its cash portion. This remuneration is associated with his former position as Chief Executive Officer.
•2017 Deferred AVR: in 2023, the third and final payment (20% of the Deferred Portion) to the Chair was made, including the update of its cash portion. After this, the payment to the Chair of the 2017 Deferred AVR was completed. This remuneration was associated with his former position as Chief Executive Officer.